Description of Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Information

As of June 30, 2020, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Investment holding
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January19, 2016	June 27, 2018	PRC	100%	Educational services
Huahui Technology (HK) Co., Limited	March 25, 2020	N/A	Hong Kong	100%	Investment holding

As of June 30, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Investment holding
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January19, 2016	June 27, 2018	PRC	100%	Educational services

As of December 31, 2018, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
HGSL	May 17, 2017	N/A	Seychelles	100%	Investment holding
HGCL	May 29, 2017	N/A	Seychelles	100%	Investment holding
HGHK	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
HEMC	March 28, 2017	April 20, 2018	PRC	100%	Investment holding
HSEC	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
ZDSE	January19, 2016	June 27, 2018	PRC	100%	Educational services